Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000225895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Growth Fund
Account Value		$ 29,749	$ 29,749	$ 29,749	$ 22,527	$ 18,996	$ 20,873	$ 16,579	$ 14,786	$ 14,022	$ 12,486	$ 10,986	$ 9,503	$ 10,000
Average Annual Return, Percent		32.07%	15.01%	11.52%
C000225896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Balanced Fund
Account Value		$ 22,923	$ 22,923	$ 22,923	18,433	16,188	17,830	15,007	13,583	12,731	11,814	10,887	9,833	10,000
Average Annual Return, Percent		24.37%	11.03%	8.65%
C000225897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Interim Fund
Account Value		$ 11,394	$ 11,394	$ 11,394	10,616	10,416	11,221	11,323	10,845	10,252	10,317	10,349	10,210	10,000
Average Annual Return, Percent		7.33%	0.99%	1.31%
C000225898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		State Farm Municipal Bond Fund
Account Value		$ 12,421	$ 12,421	$ 12,421	11,440	11,146	12,317	12,181	11,618	10,795	10,801	10,701	10,318	10,000
Average Annual Return, Percent		8.57%	1.34%	2.19%
Benchmark S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: S&P 500 Index
Account Value		$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent		36.35%	15.98%	13.38%
Benchmark Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg U.S. Government/Credit Bond Index
Account Value		$ 12,186	$ 12,186	$ 12,186	10,948	10,847	12,753	12,899	11,940	10,726	10,874	10,876	10,273	10,000
Average Annual Return, Percent		11.31%	0.41%	2.00%
Benchmark Bloomberg 1 15 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg 1-15 Year Municipal Index
Account Value		$ 12,480	$ 12,480	$ 12,480	11,506	11,226	12,318	12,098	11,611	10,811	10,810	10,706	10,261	10,000
Average Annual Return, Percent		8.47%	1.45%	2.24%
Benchmark Bloomberg Intermediate U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg Intermediate U.S. Government/Credit Index
Account Value		$ 12,147	$ 12,147	$ 12,147	11,099	10,859	12,085	12,133	11,412	10,551	10,653	10,629	10,268	10,000
Average Annual Return, Percent		9.45%	1.26%	1.96%
Benchmark Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Blended Benchmark
Account Value		$ 24,824	$ 24,824	$ 24,824	19,634	17,116	19,743	16,630	14,766	13,926	12,539	11,206	10,067	10,000
Average Annual Return, Percent	[1]	26.43%	10.95%	9.52%
Benchmark Bloomberg U S Treasury 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index
Account Value		$ 11,563	$ 11,563	$ 11,563	10,755	10,537	11,336	11,387	10,874	10,286	10,353	10,363	10,206	10,000
Average Annual Return, Percent		7.51%	1.24%	1.46%
Benchmark Bloomberg 7 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Benchmark: Bloomberg 7-Year Municipal Bond Index
Account Value		$ 12,456	$ 12,456	$ 12,456	$ 11,488	$ 11,238	$ 12,364	$ 12,190	$ 11,634	$ 10,785	$ 10,848	$ 10,754	$ 10,280	$ 10,000
Average Annual Return, Percent		8.42%	1.37%	2.22%

[1]	The Northern Trust Company computes the Blended Benchmark using 65% S&P 500 Index and 35% Bloomberg Intermediate U.S. Gov/Credit Index (rebalanced on a monthly basis).